Interest and Financing Service Fees on Loans (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Interest and financing service fees on loans [Abstract]
Interest income on loans	¥ 1,178,852,531	¥ 1,319,660,155
Financing service fees on loans	¥ 1,254,135	¥ 5,996,859